Basic and Diluted Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Basic and Diluted Loss Per Share
Schedule of basic and diluted loss per share

	Years Ended December 31,
	2023	2022	2021

	(USD in thousands, except share amounts and per share amounts)
Loss per share before and after dilution
Net loss attributable to shareholders of Evaxion Biotech A/S	$(22,125)	$(23,169)	$(24,532)
Weighted-average number of ordinary shares outstanding	27,335,829	23,638,685	19,493,143
Loss per share before and after dilution	$(0.81)	$(0.98)	$(1.26)

Schedule of potential shares are anti-dilutive and excluded from the weighted average number of shares

	Years Ended December 31,
	2023	2022	2021
Warrants(1)	12,816,407	3,094,129	2,732,618
(1)	The number of warrants presented includes warrants granted for share-based payments, the EIB Warrants, and 2023 SPA Investor Warrants outstanding as of each year end period.